Material partly-owned subsidiaries	12 Months Ended
Dec. 31, 2021
Material Partly-Owned Subsidiaries
Material partly-owned subsidiaries

7      Material partly-owned subsidiaries

Financial information of subsidiaries that have material non-controlling interests is provided below.

The proportion of equity interest held by non-controlling interests is as follows:

	Country of incorporation	As of December 31,
Name	and operation	2020	2021
ECART Internet Services Nigeria	NIGERIA	0.11%	0.11%

Net equity attributed to non-controlling interests of these subsidiaries is as follows:

	As of December 31,
Name	2020	2021
ECART Internet Services Nigeria	(430)	(439)
Other subsidiaries	(17)	(15)
Total	(447)	(454)

The statutory financial position and comprehensive income of these subsidiaries attributed to non-controlling interests are shown below:

	For the year ended December 31, 2019
			Total Comprehensive
In thousands of USD	Revenue	Loss for the year	loss of the year
ECART Internet Services Nigeria	108	(141)	(126)
Jumia Egypt LLC	53	(70)	(67)
ECART services Morocco Sarl	53	(44)	(41)
ECART services Kenya Limited	23	(38)	(36)
ECART services Ivory Coast SRL	51	(32)	(30)
Jade E-Services South Africa PTY Ltd	36	(12)	(10)
Total	324	(337)	(310)

Considering the immateriality of the assets, liabilities, profit/(loss) for the year, other comprehensive income (loss) and cash flows attributed to non-controlling interests, this information has not further been disclosed.